Operations and Reorganization - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		9 Months Ended
	Oct. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operations and Organization [Line Items]
Net loss			¥ (1,305,418)	$ (192,267)	¥ (398,570)
Net cash used in operating activities			(450,800)	$ (66,394)	(342,870)
Accumulated deficit			(3,200,000)			$ (475,008)	¥ (1,920,081)
Net current liability			1,100,000
IPO [Member]
Operations and Organization [Line Items]
Proceeds received from ordinary shareholders	¥ 621,900	$ 88,200
Private placement [Member]
Operations and Organization [Line Items]
Proceeds from concurrent private placement	¥ 881,700	$ 125,000
NetEase Group [Member]
Operations and Organization [Line Items]
The allocation related to share-based compensation expenses			¥ 2,177		¥ 3,183